Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2023
Selected Statement of Operations Data [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 9 - SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company’s revenues derive from sale of software products and services in two operating segments, see Note 10. The Company has three product lines: (i) product line “A” - billing and customer care solutions for service providers; (ii) product line “B” - call accounting and call management solutions for enterprises; and (iii) product line “C” – mobile messaging and communication solutions. Product lines “A” and “B” relate to the billing and related services reporting segment and product line “C” relates to the messaging reporting segment.

The following table sets forth the revenues classified by product lines:

	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Product line “A”	$11,497	$11,545	$12,069
Product line “B”	2,127	2,343	2,286
Product line “C”	7,988	7,663	11,976
	$21,612	$21,551	$26,331

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

The Americas	$7,897	$8,536	$9,421
Europe	11,633	11,382	14,702
Israel	920	825	1,366
Other	1,162	808	842
	$21,612	$21,551	$26,331

b.	Financial income, net:

	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$737	$262	$110
Non-dollar currency gains, net	50	-	-
Unrealized gain from marketable securities	8	-	-
Realized gain from sale of marketable securities	-	-	3
Other financial income	10	58	-
	805	320	113
Expenses:
Non-dollar currency losses, net	-	(99)	(8)
Unrealized loss from marketable securities	-	(34)	(1)
Realized loss from sale of marketable securities	-	(11)	-
Bank commissions and charges	(27)	(23)	(49)
Other financial expenses	-	(60)	-
	(27)	(227)	(58)
	$777	$93	$55

c.	Earnings per ordinary share (“EPS”):

The following table sets forth the computation of the Company’s basic and diluted EPS:

	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,163	20,099	20,006
Incremental shares from assumed exercise of options	308	298	264
Weighted average number of shares used in computation of diluted EPS	20,471	20,397	20,270